REGULATORY FRAMEWORK - Amendments to LAD (Details)	Aug. 13, 2018	Jan. 02, 2017	Jan. 04, 2016
Amendments to the LAD
Regulatory framework
Period of extension			10 years
Additional term of extension			1 year
Extension of period for LSCA and LAD			180 days
Extension of period for ITC Bill	90 days
Extension period for ITCS	1 year
Amendments to DNU No. 267/15
Regulatory framework
Period for protection of last-mile fixed of new generation networks		15 years
Asymmetric interconnection rates period		3 years
Amendments to DNU No. 267/15 | Maximum
Regulatory framework
Maximum period allowed for Automatic national roaming service, forcing mobile service providers		3 years